Significant accounting policies - Vasta Platform (Successor)	12 Months Ended
Dec. 31, 2019
Vasta Platform (Successor)
Significant accounting policies
Significant accounting policies
5.	Significant accounting policies

The significant accounting policies applied in the preparation of these combined carve-out financial statements are presented below. These policies have been consistently applied in the periods presented herein.

a.	Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, bank deposits and highly-liquid short-term investments that are readily convertible into a known amount of cash and are subject to immaterial risk of change in value.

b.	Financial Assets and Liabilities

i.	Classification

Financial Assets’ classification depends on the entity’s business model for managing them and if their contractual cash flows represent solely payments of principal and interest. Based on this assessment Financial Assets are classified as measured: at amortized cost, at FVTOCI (fair value through other comprehensive income); or at FVTPL (fair value through profit or loss).

A business model to manage financial assets refers to the way how the Business manages its financial assets to generate cash flows, determining if the cash flows will occur through the collection of contractual cash flows at maturity date, through the sale of the financial asset, or both. The information considered in the business model evaluation includes the following:

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The policies and goals established for the portfolio of financial assets and feasibility of these policies. They include whether management’s strategy focuses on obtaining contractual interest income, maintaining a certain interest rate profile, matching the duration of financial assets with the duration of related liabilities or expected cash outflows, or the realization of cash flows through the sale of assets;

•	how the performance of the portfolio is evaluated and reported to the Business’ management;

•	risks that affect the performance of the business model (and the financial assets held in that business model) and the manner in which those risks are managed;

•	how business managers are compensated - for example, if the compensation is based on the fair value of managed assets or in contractual cash flows obtained; and

•	the volume and timing of sales of financial assets in prior periods, the reasons for such sales and future sales expectations.

For assessing whether contractual cash flows represent solely payments of principal and interest, “principal” is defined as the fair value of the financial asset at initial recognition. “Interest” is defined as a consideration for the amount of cash at the time and for the credit risk associated to the outstanding principal value during a certain period and for other risks and base costs of loans (for example, liquidity risk and administrative costs), as well as for the profit margin.

The Business considers the contractual terms of the instruments to evaluate whether the contractual cash flows are only payments of principal and interest. It includes evaluating whether the financial asset contains a contractual term that could change the time or amount of the contractual cash flows so that it would not meet this condition. In making this evaluation, the Business considers the following:

•	contingent events that change the amount or timing of cash flows;

•	terms that may adjust the contractual rate, including variable rates;

•	the prepayment and the extension of the term; and

•	the terms that limit the access of the Business to cash flows of specific assets (for example, based on the performance of an asset).

Due to their natures, for the year ended on December 31, 2019 and period from October 11 to December 31, 2018, Business’ financial assets are classified as “measured at amortized cost”.

Financial assets are not reclassified after initial recognition, unless the Business changes the business model for the management of financial assets, in which case all affected financial assets are reclassified on the first day of the reporting period subsequent to the change in the business model.

Financial liabilities are classified as measured as amortized cost or at FVTPL. A financial liability is classified as measured at fair value through profit or loss if it is classified as held for trading, if it is a derivative or assigned as such in initial recognition.

Due to their natures, for the year ended on December 31, 2019 and period from October 11 to December 31, 2018, Business’ financial liabilities are classified as “measured at amortized cost”.

ii.	Initial Recognition and Subsequent Measurement

Trade receivable are initially recognized on the date that they were originated. All other financial assets and liabilities are initially recognized when the Business becomes a party to the instrument’s contractual provisions.

A financial asset (unless it is trade receivable without a significant financing component) or a financial liability is initially measured at fair value, plus, for an item not measured at FVTPL (fair value through profit or loss), transaction costs which are directly attributable to its acquisition or issuance. A trade receivable without a significant financing component is initially measured at its transaction price. Financial assets carried at fair value through profit or loss are initially recognized at fair value, and transaction costs are expensed in the combined carve-out statement of profit or loss and other comprehensive income.

Financial assets are derecognized when the rights to receive cash flows have expired or have been transferred and the Business has transferred substantially all the risks and rewards of ownership.

Gains or losses arising from changes in the fair value of the “Financial assets at fair value through profit or loss”, as well as interest income accrued over “Assets measured at amortized cost”, are presented in the combined carve-out statement of profit or loss and other comprehensive income within “Finance income” in the period in which they arise.

The Business derecognizes a financial liability when its contractual obligations are discharged or canceled or expired. The Business also derecognizes a financial liability when terms are modified, and the cash flows of the modified liability are substantially different.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in the combined carve-out statement of profit or loss and other comprehensive income.

iii.	Offsetting of financial assets and liabilities

Financial assets and liabilities are offset, and the net amount presented in the combined carve-out statement of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the Business or the counterparty.

iv.	Impairment of financial assets

The Business assesses on a prospective basis the expected credit losses (“ECL”) associated with its financial assets instruments carried at amortized cost, with accruals and reversals recorded in the combined carve-out statement of profit or loss and other comprehensive income. ECLs are based on the difference between the contractual cash flows due in accordance with the contract terms and all the cash flows that the Business expects to receive, discounted at an approximation of the original effective interest rate.

The methodology applied depends on whether there has been a significant increase in credit risk, where:

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expected credit losses are calculated for the next 12 months are recorded when there is no significant increase in credit risk. 12-month ECLs are those credit losses that result from potential default events within 12 months after the report date (or in a shorter period if the expected life of the instrument is less than 12 months)

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In the event of a significant increase in credit risk, expected lifetime credit losses are recorded as per the expected credit losses that result from all possible default events over the expected life of the financial instrument.

For trade receivables, the Business applied the simplified approach of the standard and calculated impairment losses based on lifetime expected credit losses as from their initial recognition, as described in Note 9.c.

c.	Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined using the weighted moving average method. The cost of finished goods and work in process comprises third parties printing costs, raw materials and editorial costs (e.g. design costs, direct labor, other direct costs and related production overheads).

Editorial costs incurred during the development phase of a new product are presented within inventories as “Work in Process”, once materials are substantially reviewed on a yearly basis. After the commercialization begins, any subsequent costs incurred is recognized within the combined carve-out statement of profit or loss and other comprehensive income as “costs of goods sold and services”, according to the accrual period on which the services are rendered.

The Business records provisions for losses on products and slow-moving items using an aging analysis consistent with its business model, assessment of the marketplace, industry trends, content relevance, feasibility of visual update and projected product demand as compared to the number of units currently in stock.

If losses are no longer expected, the provision is reversed. Management periodically evaluates whether the obsolete inventories need to be destroyed.

The Business also records its right to returned goods assets within its inventories. See note 3.b.

d.	Property, Plant and Equipment

Property, plant and equipment are stated at historical cost less accumulated depreciation. Historical cost includes the cost of acquisition.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with these costs will flow to the Business, and they can be measured reliably. The carrying amount of the replaced items or parts is derecognized. All other repairs and maintenance are charged to the combined carve-out statement of profit or loss and other comprehensive income during the financial period in which they are incurred.

Depreciation of assets is calculated using the straight-line method to reduce their cost to their residual values over their estimated useful lives, as follows:

Years
Property, Buildings and leasehold improvements	5-20
IT equipment	3-10
Furniture, equipment and fittings	3-10
Land (for finance leasings)	10

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in the combined carve-out statement of profit or loss and other comprehensive income when control of the asset is transferred.

e.	Business Combination

Acquisitions of businesses are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. Acquisition-related costs are expensed as incurred and included in general and administrative expenses.

At the acquisition date, the identifiable assets acquired, and the liabilities assumed are recognised at their fair value at the acquisition date.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Business reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period or additional assets or liabilities are recognised, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognised as of that date.

f.	Intangible Assets and Goodwill

The Business’ intangible assets are mostly comprised of software; trademarks; contractual portfolio and goodwill. Those items are further described below:

a.	Goodwill

Goodwill is initially recognised and measured as set out in note 5.e.

Goodwill is not amortised but is reviewed for impairment at least annually. For the purpose of impairment testing, goodwill is allocated to the cash-generating unit expected to benefit from the synergies of the combination. Cash-generating units to which goodwill has been allocated are tested for impairment annually, at the end of each fiscal year, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. An impairment loss recognised for goodwill is not reversed in a subsequent period.

b.	Software

Computer software licenses purchased are capitalized based on the costs incurred to acquire and bring to use the specific software or to develop new functionalities to existing ones. Directly attributable costs that are capitalized as part of the software product / project include the software / project development employee costs and an appropriate portion of significant direct expenses.

Other development costs and subsequent expenditures that do not meet these capitalization criteria (e.g. maintenance and on-going operations) are recognized as an expense as incurred. Development costs previously recorded as an expense are not recognized as an asset in a subsequent period.

Software recognized as assets are amortized on the straight-line method over their estimated useful lives, not greater than 5 years.

c.	Trademarks

Separately acquired trademarks are initially stated at historical cost. Trademarks acquired in a business combination are recognized at fair value at the acquisition date. Subsequently, trademarks are amortized to the end of their useful lives.

Amortization is calculated using the straight-line method to allocate the cost of trademarks over their estimated useful lives of 20 to 30 years.

d.	Contractual portfolio

Contractual portfolios acquired in a business combination are recognized at fair value at the acquisition date. The contractual customer relations have an estimated finite useful life and are carried at cost less accumulated amortization. Amortization is calculated using the straight-line method over the expected life of the customer relationship (12 to 13 years).

g.	Copyrights

The business accounts for different copyrights agreements as follows:

i.

Copyrights are paid to the authors of the content included within the textbooks produced by the Business and are calculated based on agreed upon percentages of revenue or cash inflows related to the books sold, as defined in each contract. Payments are made on a monthly, quarterly, semi-annually, annually or hybrid basis. For these contracts the authors maintain the legal title of the copyrights. These copyrights are charged to the combined carve-out statement of profit or loss and other comprehensive income on an accrual basis when the products are sold.

ii.

In some instances where the authors maintain the legal title of the copyrights, contracts require the anticipation of part of the payment or even the full downpayment of forecasted sales before the authors start the production of the content. In such cases, copyrights are recognized as a “Prepayments” in the combined carve-out statement of financial position and charged to the combined carve-out statement of profit or loss and other comprehensive income when the books are sold based on the related sales forecast. The business reviews regularly the forecast sales to determine if an impairment is required.

iii.

When the Business purchases permanently the legal title of the copyright from the authors, the amounts are capitalized within “Intangible Assets and Goodwill” as “Other intangible assets” and are amortized on the straight-line method over their estimated useful lives, not greater than 3 years.

h.	Impairment of non-financial assets.

Assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized when the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and its value in use.

Assets that have an indefinite useful life, for example goodwill, are not subject to amortization and are tested annually for impairment. Goodwill impairment reviews are undertaken annually or more frequently if events or changes in circumstances indicate potential impairment, at the end of each fiscal year.

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable and independent cash inflows (Cash-generating units - CGU’s). For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the CGUs (or groups of CGUs) that is expected to benefit from the synergies of the combination.

Non-financial assets, other than goodwill, that have been adjusted following an impairment are subsequently reviewed for possible reversal of the impairment at each reporting date. The impairment of goodwill recognized in the combined carve-out statement of profit or loss and other comprehensive income is not reversed.

i.	Suppliers (including Reverse Factoring)

Suppliers are obligations to pay for goods or services that have been acquired in the ordinary course of business. They are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method.

Some of the Business’ domestic suppliers sell their products with extended payment terms and may subsequently transfer their receivables due by the Business to financial institutions without right of recourse, in a transactions characterized as “Reverse Factoring”. The Business imputed interest over the payment term at a rate that is commensurate with its own credit risk which are subsequently recorded as finance cost using the effective interest rate method. The effects of Reverse Factoring on the combined carve-out statement of cash flows are recognized within “Cash flow from operating activities”.

j.	Leases

Assets held under finance leases are recognized as property, plant and equipment at their fair value or, if lower, at the present value of the minimum lease payments, each determined at the inception of the lease. The depreciation policy for depreciable leased assets is consistent with that for depreciable assets that are owned, unless there is no reasonable certainty that the lessee will obtain ownership by the end of the lease term, and thus the asset is depreciated over the shorter of the lease term and its useful life.

The corresponding liability to the lessor is included in the combined carve-out statement of financial position within “Bonds and Financing”. Lease payments are apportioned between finance expenses and reduction of the lease obligation to achieve a constant rate of interest on the remaining balance of the liability. Finance expenses incurred are recognized in the combined carve-out statement of profit or loss and other comprehensive income.

Rentals payable under operating leases are charged to the combined carve-out statement of profit or loss and other comprehensive income on a straight-line basis over the term of the relevant lease.

k.	Provision for risks of Tax, Civil and Labor losses

The provisions for risks related to lawsuits and administrative proceedings involving tax, civil and labor matters are recognized when (i) the Business has a present legal or constructive obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) the amount can be reliably estimated.

The likelihood of loss of judicial/administrative proceedings in which it is a party as a defendant is assessed by Management on the probable outcome of lawsuits on the reporting dates.

Provisions are recorded in an amount the Business believes it is sufficient to cover probable losses, being determined by the expected future cash flows to settle the obligation that reflects current risks specific to the liability. The increase in the provision due to the time elapsed is recognized as interest expense. Penalties assessed on these proceedings are recognized within general and administrative expenses when incurred.

l.	Current and Deferred income tax and social contribution

Taxes comprise current and deferred Corporate Income Tax (IRPJ) and Social Contribution on Net Income (CSLL), calculated based on pre-tax profit.

The IRPJ and CSLL are calculated based on the nominal statutory rates of 25% and 9%, respectively, adjusted by non-taxable/nondeductible items provided for by law. Deferred income tax and social contribution are calculated on income tax and social contribution losses and other temporary differences in relation to the balances of assets and liabilities in the combined carve-out financial statements. The deferred income tax and social contribution assets are fully accounted for in the combined carve-out financial statements, except when it is not probable that assets will be recovered by future taxable profits.

Current and deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when current and deferred tax assets and liabilities are related to the tax levied by the same tax authority on the taxable entity where there is an intention to settle the balances on a net basis.

m.	Employee Benefits

The Business has the following employee benefits:

a.	Short-term employee benefits

Obligations for short-term employee benefits are recognized as personnel expenses as the related service is rendered. The liability is recognized at the amount expected to be paid, if the Business has a legal or constructive obligation to pay this amount as a result of prior service rendered by the employee, and the obligation can be reliably estimated.

The Business also provides its commercial team with commissions calculated considering existing sales and revenue targets that are reviewed periodically. These values are accrued within “Salaries and Social contributions” on a monthly basis based on the achievements of such goals, with payments generally being done twice a year (January and June). Since commissions are paid based on the annual sales of each contract, the Business elected to use the practical expedient to expense the costs as incurred.

b.	Pension Contributions

The Business’ pension contributions are associated with defined contribution schemes. Once the contributions have been made, the Business has no additional payment obligation, and the costs are therefore recognized in the month in which the contribution is incurred (i.e. have rendered service entitling them to the right to receive those benefits), which is consistent with recognition of payroll expenses.

c.	Share-based Payments

As a form of incentive to boost performance and assure continuing relationships with the officers and/or employees of the Business, they have been included in the share-based compensation (in the form of Restricted Stock Units, or “RSU”) programs of Cogna. This Parent Entity is sole responsible for the settlement of vested shares and thus, Business’ employment expenses related to these shared-based plans are recognized with a corresponding entry as a contribution within “Parent´s Net Investment”.

The fair value of options granted is recognized as an expense during the period in which the right accrues, i.e., the period during which specific vesting conditions must be met. The total amount to be recognized is determined:

•	Share Options: a Binominal model is used for the calculation of its fair value. For previous grants, however, fair value was calculated under the Black - Scholes model.

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Restricted shares: fair value is calculated by reference to the fair value of the granted shares (at the market price at grant date), excluding the impact of any non-market service and performance-based vesting conditions (e.g., profitability, capital increase targets). Non-market vesting conditions are included in the assumptions about the number of shares to be vested.

At each date of reporting, the Business revises the estimated number of options which will vest based on the established conditions. The impact of the revision of the initial estimates, if any, is recognized in the combined carve-out statement of profit or loss and other comprehensive income on a prospective basis.

Social contributions payable in connection with the grant of shares are considered an integral part of the grant itself.

n.	Revenue Recognition

The Business generates most of its revenue through the sale of textbooks (“publishing” when sold as standlone products or “PAR” when bundled as an educational platform) and learning systems in printed and digital formats to private schools through short-term transaction or term contracts with an average period from three to five years.

Contents in printed and digital formats related to these textbooks and learnings systems are mostly the same, with minor supplements presented in digital format only. Therefore, revenue from educational contents is recognized when it delivers the content in printed and digital format.

Since the acquisition of Livro Fácil in December 2017, the Business also sells its products directly to students and parents through its e-commerce platform. Since the Business obtains control of the goods sold before they are transferred to its customers, the Business assessed the principal versus agent relationship and determined that it is a principal in the transaction. Therefore, revenue is recognized in a gross amount of consideration to which the Business is entitled in exchange for the specified goods transferred.

Due to the nature of the Business’ operations, sale of printed and digital textbooks and learning systems is not subjected to the payment of the social integration program tax (Programa de Integração Social, or PIS) and the social contribution on revenues tax (Contribuição para o Financiamento da Seguridade Social, or COFINS). These sales are also exempt from the Brazilian municipal taxes and from the Brazilian value added tax (Imposto sobre Operações relativas à Circulação de Mercadorias e sobre Prestações de Serviços de Transporte Interestadual e Intermunicipal e de Comunicação, or ICMS).

Pursuant to the terms of the contracts with some customers, they are required to provide the Business with an estimate of the number of students that will access the content in the next school year (which typically starts in February of the following year), allowing the Business to start the delivery of its products. Since the contracts allows product returns (generally for period of four months from delivery date) up to a certain limit, the Business recognizes revenue for the amount that is expected to be received based on past experience, assuming that the other conditions for revenue recognition are met. Therefore, the amount of revenue recognized is adjusted for expected returns, which are estimated based on historical data on a portfolio basis. In these circumstances a refund liability and a right to recover returned goods asset are recognized.

The right to recover returned goods asset is measured at the former carrying amount of the inventory less any expected costs to recovered goods. The refund liability is included in Contract Liabilities and Deferred Income and the right to recover returned goods is included in Inventories. The Business reviews its estimate of expected returns at each reporting date and updates the amounts of the asset and liability accordingly.

The Business also provides other types of complementary educational solutions, preparatory course for university admission exams, digital services and other services to private schools, such as: teacher training, educators and parenting support, extracurricular educational content and other services related to the management of private schools. Each complementary educational service, digital service and other are deemed to be separate performance obligations. Thus, revenue is recognized over time when the services are rendered (i.e. output method) to the customer. The Business believes this is an appropriate measure of progress toward satisfaction of performance obligations as this measure most accurately the consideration to which the Business expects to be entitled in exchange for the services. These services may be sold on a standalone basis or bundled within publishing and learning system contracts and when bundled, each performance obligation is recognized separately. Service revenue is presented net of the corresponding discounts, returns and taxes.

These services revenue is subject to PIS and COFINS under the non-cumulative tax regime (with a nominal statutory rate of 9.25%), as well as municipal service taxes (Impostos sobre Serviços, or ISS) for which a statutory rate of 5% is applicable.

o.	Fair Value Measurement

Fair value is the price that would be received upon the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date, on the primary market or, in the absence thereof, on the most advantageous market to which the Business has access on such date. The fair value of a liability reflects its risk of non-performance, which includes, among others, the Business’ own credit risk.

If there is no price quoted on an active market, the Business uses valuation techniques that maximize the use of relevant observable data and minimize the use of unobservable data. The chosen valuation technique incorporates all the factors market participants would take into account when pricing a transaction. If an asset or a liability measured at fair value has a purchase and a selling price, the Business measures the assets based on purchase prices and liabilities based on selling prices. A market is considered as active if the transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

The best evidence of the fair value of a financial instrument upon initial recognition is usually the transaction price - i.e., the fair value of the consideration given or received. If the Business determines that the fair value upon initial recognition differs from the transaction price and the fair value is not evidenced by either a price quoted on an active market for an identical asset or liability or based on a valuation technique for which any non-observable data are judged to be insignificant in relation to measurement, then the financial instrument is initially measured at fair value, adjusted to defer the difference between the fair value upon initial recognition and the transaction price. This difference is subsequently recognized in the combined carve-out statement of profit or loss and other comprehensive income on an appropriate basis over the life of the instrument, or until such time when its valuation is fully supported by observable market data or the transaction is closed, whichever comes first.

To provide an indication about the reliability of the inputs used in determining fair value, the Business has classified its financial instruments according the judgements and estimates of the observable data as much as possible. The fair value hierarchy are based on the degree to which the fair value is observable used in the valuation techniques as follows:

•	Level 1: The fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	Level 2: The fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•	Level 3: The fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).